SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATUTORY PROSPECTUS

DWS Short Duration Fund

The following information replaces the existing disclosure under the “FEES AND EXPENSES OF THE FUND” section of the fund’s statutory prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	4.00	1.00	None	None

 Please Retain This Supplement for Future Reference

April 17, 2012
PROSTKR-153